Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Liabilities [Abstract]
Schedule of Balances of Other Financial Liabilities

The balance of other financial liabilities as of December 31, 2017 and 2016 is as follows:

	Balance as of
Other Financial Liabilities	12-31-2017		12-31-2016
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing borrowings	17,255,679	760,932,929	18,013,012	802,046,968
Hedging derivatives (*)	304,278	21,045,216	313,571	48,981,953
Non-hedging derivatives (**)	1,255,478	-	7,369,481	2,987,830
Total	18,815,435	781,978,145	25,696,064	854,016,751

(*) See Note 19.2.a.

(**) See Note 19.2.b.

Schedule of Interest-bearing Borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2017 and 2016 is as follows:

	Balance as of
Interest-bearing borrowings	12-31-2017		12-31-2016
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	109	-	4,172	-
Unsecured liabilities	15,455,782	748,123,803	16,168,473	786,137,688
Finance leases	1,799,788	12,809,126	1,840,367	15,909,280
Total	17,255,679	760,932,929	18,013,012	802,046,968

Summary of Bank Loans by Currency and Maturity
17.2	Bank loans by currency and contractual maturity as of December 31, 2017 and 2016 are as follows:
-	Summary of bank loans by currency and contractual maturity

					Balance as of 12-31-2017			Balance as of 12-31-2016
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total Current	One to three months	Three to twelve months	Total Current
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	CH$	6.00%	6.00%	No	109	-	109	4,172	-	4,172
Total					109	-	109	4,172	-	4,172

Summary of Identification of Bank Borrowings by Company
-	Identification of Bank Loans by Company

										Balance as of 12-31-2017		Balance as of 12-31-2016
Taxpayer			Taxpayer				Effective	Nominal		Less than	Total	Less than	Total
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Interest	Interest	Interest payment	90 days	Current	90 days	Current
							Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	97	97	2,037	2,037
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	12	12	2,135	2,135
				Total ThCh$						109	109	4,172	4,172

Summary of Unsecured Liabilities by Currency and Maturity
17.3	Unsecured liabilities

The detail of unsecured liabilities by currency and maturity as of December 31, 2017 and 2016 is as follows:

					Balance as of 12-31-2017
					Current			Non-current
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	6,322,081	2,206,269	8,528,350	-	-	-	-	430,228,859	430,228,859
Chile	UF	6.00%	5.48%	No	-	6,927,432	6,927,432	5,574,013	5,574,013	5,574,013	5,574,013	295,598,892	317,894,944
				Total	6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

					Balance as of 12-31-2016
					Current			Non-current
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	6,884,819	2,402,653	9,287,472	-	-	-	-	468,578,474	468,578,474
Chile	UF	6.00%	5.48%	No	-	6,881,001	6,881,001	5,480,380	5,480,380	5,480,380	5,480,380	295,637,694	317,559,214
				Total	6,884,819	9,283,654	16,168,473	5,480,380	5,480,380	5,480,380	5,480,380	764,216,168	786,137,688

Summary of Secured and Unsecured Liabilities by Company
-	Secured and Unsecured Liabilities by Company

										Balance as of 12-31-2017
										Current			Non-current
							Effective	Nominal	Secured				One to	Two to	Three to
Taxpayer ID	Company	Country	Taxpayer ID	Company	Country	Currency	Interest	Interest	(Yes	Less than	More than	Total	two	three	four	Four to	More than	Total
No.			No.				Rate	Rate	/ No)	90 days	90 days		years	years	years	five years	five years
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	4,152,926	-	4,152,926	-	-	-	-	125,566,611	125,566,611
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	1,328,023	-	1,328,023	-	-	-	-	42,902,198	42,902,198
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	841,132	-	841,132	-	-	-	-	19,398,499	19,398,499
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	-	2,206,269	2,206,269	-	-	-	-	242,361,551	242,361,551
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	-	6,374,051	6,374,051	5,574,013	5,574,013	5,574,013	5,574,013	30,872,536	53,168,588
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	-	553,381	553,381	-	-	-	-	264,726,356	264,726,356
				Total						6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

										Balance as of 12-31-2016
										Current			Non-current
							Effective	Nominal	Secured				One to	Two to	Three to
Taxpayer ID	Company	Country	Taxpayer ID	Company	Country	Currency	Interest	Interest	(Yes	Less than	More than	Total	two	three	four	Four to	More than	Total
No.			No.				Rate	Rate	/ No)	90 days	90 days		years	years	years	five years	five years
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	4,522,585	-	4,522,585	-	-	-	-	136,759,395	136,759,395
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	1,446,232	-	1,446,232	-	-	-	-	46,792,429	46,792,429
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	916,002	-	916,002	-	-	-	-	21,608,757	21,608,757
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	-	2,402,653	2,402,653	-	-	-	-	263,417,893	263,417,893
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	-	6,337,021	6,337,021	5,480,380	5,480,380	5,480,380	5,480,380	35,587,764	57,509,284
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	-	543,980	543,980	-	-	-	-	260,049,930	260,049,930
				Total						6,884,819	9,283,654	16,168,473	5,480,380	5,480,380	5,480,380	5,480,380	764,216,168	786,137,688

Summary of Detail of Finance Lease Obligations

Detail of Finance Lease Obligations

Balance as of December 31, 2017
								Current			Non-current
							Nominal	Less			One to	Two to	Three to
Taxpayer ID	Company	Country	Taxpayer ID	Name	Country	Currency	Interest	than	More than	Total	two	three	four	Four to	More than	Total
No.			No.				Rate	90 days	90 days		years	years	years	five years	five years
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126
				Total						1,799,788						12,809,126

Balance as of December 31, 2016
								Current			Non-current
							Nominal	Less			One to	Two to	Three to
Taxpayer ID	Company	Country	Taxpayer ID	Name	Country	Currency	Interest	than	More than	Total	two	three	four	Four to	More than	Total
No.			No.				Rate	90 days	90 days		years	years	years	five years	five years
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	449,283	1,391,084	1,840,367	2,677,880	2,677,880	1,959,990	2,087,390	6,506,140	15,909,280
				Total						1,840,367						15,909,280

Summary of Changes in Reserve for Cash Flow Hedges

The following table details changes in “Reserve for cash flow hedges” for the years ended December 31, 2017, 2016 and 2015 due to exchange differences corresponding to this debt:

	12-31-2017	12-31-2016	12-31-2015
HEDGING RESERVE	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (hedging income) at beginning of year	(85,790,673)	(122,448,724)	(64,530,210)
Foreign currency exchange differences recorded in net equity	28,878,949	23,870,051	(70,199,670)
Recognition of foreign currency exchange differences in profit (loss)	12,633,039	12,788,000	6,438,133
Foreign currency translation differences	-	-	(73,961)
Classified as assets held for distribution to owners (*)	-	-	5,916,984
Balance in hedging reserves (hedging income) at year end	(44,278,685)	(85,790,673)	(122,448,724)

(*) Corresponds to the effects generated by the financial debt of Enel Generación Perú S.A. (formerly named Edegel S.A.A.)